Risk Management and Financial Instruments - Notional and Maturity Summary (Details) - Liquids - Commodity contract - MMBbls MMBbls in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls)	11	14
Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls)	33	130
Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls)	22	116